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                         CENTRAL SECURITIES CORPORATION


                                   ----------


                         INTERIM REPORT TO STOCKHOLDERS
                            AS OF SEPTEMBER 30, 2008



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

To the Stockholders of

CENTRAL SECURITIES CORPORATION:

      Financial data for the quarter ended September 30, 2008 prepared by management without audit by our independent registered public accounting firm and other pertinent information are submitted herewith.

      Comparative market values of net assets are as follows:

                                                    Sept. 30, 2008    June 30, 2008   Dec. 31, 2007
                                                    --------------    -------------   -------------
Net assets........................................    $574,601,495    $638,415,329     $644,822,724
Net assets per share of Common Stock..............           27.08           29.86            30.15
      Shares of Common Stock outstanding..........      21,219,382      21,376,782       21,385,882

      Comparative operating results are as follows:

                                                                       Nine months ended September 30,
                                                                       -------------------------------
                                                                             2008            2007
                                                                             ----            ----
Net investment income...............................................    $  5,421,102     $ 7,704,867
      Per share of Common Stock.....................................             .25*            .38*
Net realized gain on sale of investments............................      43,796,489      37,419,803
Increase (decrease) in net unrealized appreciation of investments...    (111,179,937)     13,242,876
Increase (decrease) in net assets resulting from operations.........     (61,962,346)     58,367,546

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*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding during the nine-month period.

      In the quarter ended September 30, 2008 the Corporation repurchased 157,400 shares of its Common Stock at an average price of $23.84. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders. Purchases may be made on NYSE Alternext, the successor to the American Stock Exchange, or in transactions directly with stockholders.

      Stockholders' inquiries are welcome.

                                                  Central Securities Corporation

                                                     WILMOT H. KIDD, PRESIDENT

630 Fifth Avenue
New York, NY 10111
October 15, 2008


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

                           PRINCIPAL PORTFOLIO CHANGES
                          July 1 to September 30, 2008

                   (Common Stock unless specified otherwise)
                                   (unaudited)

                                                   Number of Shares
                                          --------------------------------------
                                                                      Held
                                                                   September 30,
                                          Purchased     Sold           2008
                                          ---------     ----       -------------

Abbott Laboratories.....................               10,000        100,000
American International Group, Inc.......    30,000    230,000             --
Analog Devices, Inc.....................               40,000        390,000
Brady Corporation.......................                5,600        870,000
Capital One Financial Corporation.......               90,000        250,000
Intel Corporation.......................               90,400        809,600
Maxim Integrated Products, Inc..........   310,000                   310,000
McMoRan Exploration Corporation.........    20,000                   670,000
Murphy Oil Corporation..................               36,700        363,300
Precision Castparts Corporation.........     8,900                   100,000
Rohm and Haas Company...................              140,000(a)          --
Roper Industries, Inc...................               50,000        300,000
RSC Holdings Inc........................    70,000                    70,000
Sonus Networks, Inc.....................   230,000                 3,230,000
The TriZetto Group, Inc.................              240,000(a)          --
White Mountains Insurance Group, Ltd....                2,000             --
Xerox Corporation.......................    30,000                   930,000

----------
(a)   Merger.

                             TEN LARGEST INVESTMENTS
                                   (unaudited)

                                                   September 30, 2008
                                                   ------------------
                                                                             % of        Year First
                                                   Cost         Value     Net Assets      Acquired
                                                   ----         -----     ----------      --------
                                                       (millions)
 The Plymouth Rock Company, Inc...............    $ 2.2        $140.0        24.4%          1982
 Brady Corporation............................      2.5          30.7         5.3           1984
 Coherent, Inc................................     23.6          30.2         5.3           2007
 Agilent Technologies, Inc....................     22.5          28.0         4.9           2005
 The Bank of New York Mellon Corporation......     15.5          26.9         4.7           1993
 Convergys Corporation........................     25.3          25.6         4.5           1998
 Murphy Oil Corporation.......................      1.5          23.3         4.1           1974
 Devon Energy Corporation.....................     14.9          18.2         3.2           2007
 Roper Industries, Inc........................      6.4          17.1         3.0           2003
 Dover Corporation............................     13.0          16.2         2.8           2003


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

                               BOARD OF DIRECTORS

                           Dudley D. Johnson, Chairman
                                Simms C. Browning
                                Donald G. Calder
                                  Jay R. Inglis
                                 Wilmot H. Kidd
                              C. Carter Walker, Jr.

                                    OFFICERS

                            Wilmot H. Kidd, President
                Charles N. Edgerton, Vice President and Treasurer
                       William E. Sheeline, Vice President
                         Marlene A. Krumholz, Secretary

                                     OFFICE

                                630 Fifth Avenue
                                    Suite 820
                               New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll free)
                            www.centralsecurities.com

                          TRANSFER AGENT AND REGISTRAR
                        Computershare Trust Company, N.A.
                   P. O. Box 43069, Providence, RI 02940-3069
                                  800-756-8200
                              www.computershare.com

                                    CUSTODIAN
                                 UMB Bank, N.A.
                                 Kansas City, MO

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                               KPMG LLP, New York


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